EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income	$ 28,466	$ 33,751	$ 27,248
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	31,849,422	32,703,478	31,440,093
Effect of dilutive securities:
Employee stock options and RSUs	650,719	1,142,081	1,475,590
Denominator for diluted earnings per share - adjusted weighted average number of shares	32,500,141	33,845,559	32,915,683